Dividend restrictions	12 Months Ended
Dec. 31, 2020
Disclosure of Restrictions on Dividends, Loans and Advances Disclosure [Abstract]
Dividend restrictions	Dividend restrictions:
Due to regulations of the Tennessee Department of Financial Institutions (“TDFI”), the Bank may not declare dividends in any calendar year that exceeds the total of its net income of that year combined with its retained net income of the preceding two years without the prior approval of the TDFI Commissioner. Based upon this regulation, $185,703 and $223,730 was available for payment of dividends without such prior approval at December 31, 2020 and 2019, respectively.
In addition, dividends paid by the Bank to the Company would be prohibited if the effect thereof would cause the Bank’s capital to be reduced below applicable minimum capital requirements.

During the year ended December 31, 2020, there were $48,750 in cash dividends and $956 in security dividends declared from the Bank to the Company. No cash dividends were declared from the Bank to the Company during the years ended December 31, 2019 or 2018.